Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended			197 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011
Expenses
Amortization of equipment	$ 15,632	$ 22,514	$ 26,069	$ 199,450
Foreign exchange loss	113,374	3,766	9,997	186,420
General exploration	71,038	147,169		417,713
Interest and bank charges	3,098	4,416	3,387	88,243
Investor relations	193,203	109,387	43,397	1,429,421
Legal, consulting and audit	527,730	462,367	505,533	3,439,600
Office, insurance and miscellaneous	250,437	264,217	279,441	1,817,524
Rent	207,191	194,445	197,722	1,213,319
Salaries and benefits	1,474,461	1,346,601	1,267,171	12,422,499
Transfer and filing fees	139,468	152,575	103,915	909,261
Travel and accommodation	34,831	56,952	55,330	721,539
Write-down of unproven mineral right interests (Note 3)		1,369,533		1,369,533
Other expenses				110,897
Net loss before other items	(3,030,463)	(4,133,942)	(2,491,962)	(24,325,419)
Other items
Investment income	40,366	7,328	74,611	1,198,505
Other income	16,299		26,346	157,725
Net loss for the year	$ (2,973,798)	$ (4,126,614)	$ (2,391,005)	$ (22,969,189)
Loss per share, basic and diluted (note 2(g)) (in dollars per share)	$ (0.04)	$ (0.06)	$ (0.04)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	73,104,638	64,200,830	61,120,045